N-PX
				7/39/05

					0001048749


					NONE
		1

    					A. Costas
     				203-761-9600

					mj@grandprixfund.com

      				N-PX
      			Form N-PX Annual Report of Proxy Voting Record

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-8461

Grand Prix Funds, Inc.
15 River Road, Suite 220, Wilton, CT 06897

Mary Jane Boyle
Target Investors, Inc.
15 River Road, Suite 220, Wilton, CT 06897

Registrant's telephone number, including area code:	203-761-9600

Date of fiscal year end:	October 31

Date of reporting period:	7/29/05

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Funds, Inc.



By:		_______________________________________
		Robert Zuccaro
		President

Date:	July 29, 2004








Company          Symbol   Cusip    Mtg Date                   Matter Proposed Vote Voted   Mgt    Holder
Multi-Fineline    MFLX  62541B101  3/3/2005                      BOD  Issuer   y    for    for   Grand Prix
Multi-Fineline    MFLX  62541B101  3/3/2005                 Auditors  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005                     BOD  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005   Cert Of Incorporation  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005   Amend Cash Bonus Plan  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005   Exec. Cash Bonus Plan  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005                Auditors  Issuer   y    for    for   Grand Prix
Toll Brothers      TOL  889479103  3/17/2005   Expense Stock Options  Holder   y   against for   Grand Prix
Sigmatel          SGTL  82661W107  4/21/2005                     BOD  Issuer   y    for    for   Grand Prix
Sigmatel          SGTL  82661W107  4/21/2005    Stock Incentive Plan  Issuer   y    for    for   Grand Prix
NS Group           NSS  628916108  5/11/2005                     BOD  Issuer   y    for    for   Grand Prix
NS Group           NSS  628916108  5/11/2005  Non Employee Directors  Issuer   y    for    for   Grand Prix
NS Group           NSS  628916108  5/11/2005                Auditors  Issuer   y    for    for   Grand Prix
Usana Health      USNA  90328M107  4/20/2005                     BOD  Issuer   y    for    for   Grand Prix
Usana Health      USNA  90328M107  4/20/2005                Auditors  Issuer   y    for    for   Grand Prix
Rayovac            ROV  755081106  4/27/2005                     BOD  Issuer   y    for    for   GP MidCap
Rayovac            ROV  755081106  4/27/2005        Change corp name  Issuer   y    for    for   GP MidCap
Rayovac            ROV  755081106  4/27/2005                Auditors  Issuer   y    for    for   GP MidCap
Boyd Gaming        BYD  103304101  5/12/2005                     BOD  Issuer   y    for    BOD   Grand Prix
Boyd Gaming        BYD  103304101  5/12/2005                Auditors  Issuer   y    for    for   Grand Prix
Boyd Gaming        BYD  103304101  5/12/2005 Reapprove mgt incentive  Issuer   y    for    for   Grand Prix
Boyd Gaming        BYD  103304101  5/12/2005        Increased shares  Issuer   y    for    for   Grand Prix
Intuitive Surgica ISRG  46120E602  5/20/2005                     BOD  Issuer   y    for    for   Grand Prix
Cognizant Tech    CTSH  192446102  6/14/2005                     BOD  Issuer   y    for    for   GP MidCap
Cognizant Tech    CTSH  192446102  6/14/2005       Compensation Plan  Issuer   y    for    for   GP MidCap
Cognizant Tech    CTSH  192446102  6/14/2005                Auditors  Issuer   y    for    for   GP MidCap
Amer Eagle Outfit AEOS  2.55E+109  6/15/2005                     BOD  Issuer   y    for    for   GP MidCap
Amer Eagle Outfit AEOS  2.55E+109  6/15/2005  Re: Stk incentive plan  Issuer   y    for    for   GP MidCap
Dynamic Materials BOOM  267888105  6/3/2005                      BOD  Issuer   y    for    for   Grand Prix
Dynamic Materials BOOM  267888105  6/3/2005            Meeting Issue  Issuer   y   againstagainstGrand Prix
Mobile Mini       MINI  60740F105  6/29/2005                     BOD  Issuer   y    for    for   Grand Prix
Mobile Mini       MINI  60740F105  6/29/2005                Auditors  Issuer   y    for    for   Grand Prix
Sun Hydraulics    SNHY  866942105  6/11/2005                     BOD  Issuer   y    for    for   Grand Prix
Cognizant Techn   CTSH  192446102  6/14/2005                     BOD  Issuer   y    for    for   Grand Prix
Cognizant Tech    CTSH  192446102  6/14/2005       Compensation Plan  Issuer   y    for    for   Grand Prix
Cognizant Techn   CTSH  192446102  6/14/2005                Auditors  Issuer   y    for    for   Grand Prix
Orckit Comm       ORCT  M7531S206  6/23/2005                     BOD  Issuer   y    for    for   Grand Prix
Orckit Comm       ORCT  M7531S206  6/23/2005 Indemn Letter Agreements Issuer   y    for    for   Grand Prix
Orckit Comm       ORCT  M7531S206  6/23/2005   Stock Option Exchange  Issuer   y    for    for   Grand Prix
Orckit Comm       ORCT  M7531S206  6/23/2005      Employee Agreement  Issuer   Y    for    for   Grand Prix
Orckit Comm       ORCT  M7531S206  6/23/2005                Auditors  Issuer   y    for    for   Grand Prix
Ameristar Casinos ASCA  03070Q101  6/17/2005                     BOD  Issuer   y    for    for   GP MidCap
Ameristar Casinos ASCA  03070Q101  6/17/2005    Stock Incentive Plan  Issuer   y    for    for   GP MidCap
Knightsbridge    VLCCF  G5299G106  6/27/2005                     BOD  Issuer   y    for    for   Grand Prix
Knightsbridge    VLCCF  G5299G106  6/27/2005                Auditors  Issuer   y    for    for   Grand Prix
Knightsbridge    VLCCF  G5299G106  6/27/2005           Amend By-Laws  Issuer   y    for    for   Grand Prix
Veritas DGC        VTS  92343P107  6/22/2005                     BOD  Issuer   y    for    for   GP MidCap
Veritas DGC        VTS  92343P107  6/22/2005                Auditors  Issuer   y    for    for   GP MidCap